Other Financial Liabilities - Schedule of Balances of Other Financial Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 68,519,783	$ 88,339,890
Other financial liabilities, Non-current	2,183,803,256	1,941,874,378
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	55,977,988	75,182,769
Other financial liabilities, Non-current	2,138,411,462	1,868,805,671
Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	7,593,354	11,647,944
Other financial liabilities, Non-current	45,391,794	72,386,037
Non-Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 4,948,441	1,509,177
Other financial liabilities, Non-current		$ 682,670